Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 24,511	$ 16,814	$ 11,250
Impairment loss on software			71
Credit Facility | Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Assets pledged as collateral	$ 32,653	$ 23,195